DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 28, 2019 USD ($)
Principal Maturities
2020	$ 2,816
2021	58
2022	38,700
2023	3,976
2024	40,000
Thereafter	78,300
Total	$ 163,850